Related Party Transactions	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Transactions

12. Related Party Transactions

The Regents of the University of California, Berkeley (“UCB” or “University”) own 310,400 shares of common stock.  The Company has license agreements and various collaboration agreements (see Note 16, Commitments and Contingencies) with UCB. Total payments made to UCB for the years ended December 31, 2014, 2013 and 2012 were $391, $24, and $167, respectively. As of December 31, 2014 and 2013, amounts payable to UCB amounted to $55 and $383, respectively.

On June 24, 2011, the Company and the then Chief Executive Officer (the “Former CEO”), entered into an agreement in which the Company loaned the Former CEO $49, which was followed on May 8, 2012 with an additional $20, and on June 6, 2012 with an additional $25. The amounts loaned were due within twelve months and were subject to an annual interest rate of 5%. Upon termination on November 28, 2012, the loans from the Former CEO totaling $94 were aggregated to a single loan at a 5% annual rate, maturing on June 30, 2015. On January 15, 2014 the note and associated interest were paid in full.

On November 29, 2011, the Company entered into a development agreement with a government entity which also owned 571,420 shares of the Company's Series A preferred stock as of December 31, 2013, and 119,047 shares of the Company's Series A-2 preferred stock as of December 31, 2013. As part of the agreement, the Company developed, fabricated and tested Alpha, Beta, and Pilot versions of a custom exoskeleton system. In exchange, the government entity agreed to make certain milestone payments to the Company over the 1.5 year term of the agreement. For the years ended December 31, 2014, 2013 and 2012, the Company recognized as revenue approximately $0, $0 and $424, respectively, related to this project. For the years ended December 31, 2014 and 2013, the Company had no receivables for this stockholder

Astrolink International LLC (“Astrolink”), an affiliate of Lockheed (a significant customer), owned 857,140 shares of the Company's Series A convertible preferred stock as of December 31, 2013 and 2012. As of December 31, 2013, Astrolink also owned 758,604 shares of the Company's Series B convertible preferred stock. For the years ended December 31, 2014, 2013 and 2012, the Company recognized as revenue of $0, $338 and $568, respectively, related to this project.